Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RiverPark Large Growth Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.30%	22.57%	51.57%	(47.37%)	10.68%	55.32%	32.31%	(4.39%)	30.19%	6.52%
Wedgewood Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.43%	30.01%	29.10%	(25.81%)	32.42%	31.38%	32.29%	(4.23%)	19.90%	4.55%
RiverPark Short Term High Yield Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.76%	5.67%	5.87%	2.96%	2.05%	1.95%	2.77%	2.44%	2.50%	3.45%
RiverPark Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.57%	16.06%	43.85%	(53.89%)	2.10%	54.74%	19.88%	(2.05%)	22.09%	(1.71%)
RiverPark Floating Rate CMBS Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	5.56%	10.01%	9.85%	(0.72%)	2.81%	(8.52%)	4.45%	2.23%	4.99%	3.01%
Riverpark/Next Century Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	7.59%	17.10%
RiverPark/Next Century Large Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	14.77%	27.10%